Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,080,542,046
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(304,527,285)	$ 214,105,342
Change in demographic assumptions	9,012,031	71,958,462
Defined benefit liabilities at end of year	1,456,815,367	1,080,542,046
Other long-term benefits [member]
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	13,224,926	17,363,815
Present cost services		(18,085)
Charge to income for the year	2,164,866	2,885,875
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	5,007,261	(3,741,132)
Change in demographic assumptions	(245,829)	(751,052)
For experience during the year	(2,418,954)	(2,259,569)
Real interest, excluding earned interests	264,917	125,485
Effect of the liability ceiling	(30,638)	33,344
Adjustmentto the Defined Contribution Plan	(914)
Benefits paid		(2,980)
Transfer to the post-employment benefit fund recognized in other comprehensive income		(410,775)
Defined benefit liabilities at end of year	$ 17,965,635	$ 13,224,926